Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares issued	51,707,198	51,247,287
Percentage of voting equity interests acquired	100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,817,251
Percentage of voting equity interests acquired	17.05%
Parex Resources Inc
Disclosure of classes of share capital [line items]
Number of shares issued	6,085,086
Percentage of voting equity interests acquired	11.77%
Fourth Sail Capital LP
Disclosure of classes of share capital [line items]
Number of shares issued	3,232,585
Percentage of voting equity interests acquired	6.25%
Socoservin Overseas SPF S..r.l.
Disclosure of classes of share capital [line items]
Number of shares issued	2,889,315
Percentage of voting equity interests acquired	5.59%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	2,730,853
Percentage of voting equity interests acquired	5.28%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	27,952,108
Percentage of voting equity interests acquired	54.06%